Ordinary Shares	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Ordinary Shares
11.
ORDINARY SHARES

In December 2020, the Company completed its IPO and issued 78,775,000 Class A ordinary shares in form of American Depositary Shares. The net proceeds raised from the IPO and from exercising the over-allotment option by the underwriters were RMB2,023,593, net of issuance cost of RMB28,153. Upon the completion of the IPO, 77,884,733 ordinary shares outstanding then were re-designated to 27,867,521 Class A ordinary shares and 50,017,212 Class B ordinary shares.

During the year ended December 31, 2021, 27,848,615 Class A ordinary shares were issued in relation to the share-based compensation.

During the year ended December 31, 2022, 10,081,834 Class A ordinary shares were issued in relation to the share-based compensation.

On November 1, 2021, the Company’s Board of Directors approved a share repurchase program under which the Company was authorized to repurchase up to US$10,000 of its Class A ordinary shares in the form of ADSs over the following 12 months. No shares were repurchased during the year ended December 31, 2021. On September 29, 2022, the Company’s Board of Directors authorized another share repurchase program, under which the Company was authorized to repurchase up to US$10,000 of its Class A ordinary shares in the form of ADSs over the 12 months starting from November 2, 2022. During the year ended December 31, 2022, the Company repurchased 3,067,820 ADSs (equivalent to 30,678,200 Class A ordinary shares) at a total consideration of RMB33,948. The total par value of the repurchased shares was recorded as treasury stock on the consolidated balance sheets as of December 31, 2022, and the difference between the par value and the amount of cash paid was recorded in additional paid-in capital.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to thirty votes and is convertible into one Class A ordinary share. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.